Equity-Based Compensation - Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	$ 200	$ 311
Benefit for income taxes
Total equity-based compensation expense net of income taxes	200	311
ISOs [Member]
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	161	257
Restricted Stock [Member]
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	$ 39	$ 54